Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	Putnam Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001005942
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Putnam Global Technology Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/20)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Effective March 1, 2021, class C shares generally convert to class A shares eight years after purchase. Prior to March 1, 2021, class C shares generally converted to class A shares ten years after purchase. Class C share performance does not reflect conversion to class A shares after eight years; had it, returns for the 10-year period would have been higher.

Putnam Global Technology Fund | MSCI ACWI Information Technology Index (ND) (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	45.61%	[1]
5 Years	rr_AverageAnnualReturnYear05	26.23%	[1]
10 Years	rr_AverageAnnualReturnYear10	18.17%	[1]
Putnam Global Technology Fund | Putnam Global Technology Linked Benchmark
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	43.78%	[2]
5 Years	rr_AverageAnnualReturnYear05	26.06%	[2]
10 Years	rr_AverageAnnualReturnYear10	18.60%	[2]
Putnam Global Technology Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	60.69%
5 Years	rr_AverageAnnualReturnYear05	29.45%
10 Years	rr_AverageAnnualReturnYear10	19.70%
Putnam Global Technology Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	53.26%
5 Years	rr_AverageAnnualReturnYear05	26.65%
10 Years	rr_AverageAnnualReturnYear10	18.02%
Putnam Global Technology Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	36.60%
5 Years	rr_AverageAnnualReturnYear05	23.11%
10 Years	rr_AverageAnnualReturnYear10	16.07%
Putnam Global Technology Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	68.19%
5 Years	rr_AverageAnnualReturnYear05	30.01%
10 Years	rr_AverageAnnualReturnYear10	19.50%
Putnam Global Technology Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	70.11%
5 Years	rr_AverageAnnualReturnYear05	30.67%
10 Years	rr_AverageAnnualReturnYear10	20.10%
Putnam Global Technology Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	71.06%	[3]
5 Years	rr_AverageAnnualReturnYear05	31.40%	[3]
10 Years	rr_AverageAnnualReturnYear10	20.74%	[3]
Putnam Global Technology Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	70.91%
5 Years	rr_AverageAnnualReturnYear05	31.31%
10 Years	rr_AverageAnnualReturnYear10	20.70%

[1]	As of April 1, 2022, the MSCI ACWI Information Technology Index (ND) replaced the MSCI World Information Technology Index (ND) as the primary benchmark for this fund because, in Putnam Management’s opinion, the securities tracked by this index more accurately reflect the types of securities that generally will be held by the fund. The average annual total returns of the MSCI World Information Technology Index (ND) for the one-year, five-year and ten-year periods ending on December 31, 2020 were 43.78%, 26.06% and 18.60%, respectively.
[2]	The Putnam Global Technology Linked Benchmark represents the performance of the MSCI World Information Technology Index (ND) through March 31, 2022, and the performance of the MSCI ACWI Information Technology Index (ND) thereafter.
[3]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.